Related party transactions (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Transactions with Third Party [Line Items]
Non-controlling interest attributable to subsidiary	$ 7,072,000	$ 0	$ 13,914,000	$ 0
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	7,159,000	942,000	12,853,000	1,936,000
Redeemable Non-Controlling Interest | Affiliated Entity
Transactions with Third Party [Line Items]
Non-controlling interest attributable to subsidiary	7,072,000	0	13,914,000	0
Distributions from interest in non-controlling interest	$ 3,773,000	$ 0	10,867,000	0
Noncontrolling Interest | Affiliated Entity
Transactions with Third Party [Line Items]
Non-controlling interest attributable to subsidiary			0	0
Distributions from interest in non-controlling interest			$ 18,013,000	$ 0